9. Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Account payable, related parties	$ 17,471	$ 0
Compensation for services	1,297,160	1,376,995
Vitashower Corp [Member]
Revenue from related parties	26,449	14,184
Account receivable, Related Parties	0	0
Account payable, related parties	11,371	0
Chief Financial Officer [Member]
Account payable, related parties	6,100	0
Compensation for services	22,100	29,000
President and CEO [Member]
Compensation for services	120,000	121,154
Avx [Member]
Account payable, related parties		50,000
Repayment of note payable	50,000
Repayment of Interest	$ 1,831
Accrued interest		$ 1,750